Accounts receivable - Summary of accounts receivable (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Spot voyage and time charter receivables	$ 4,680	$ 9,968
Insurance receivables	1,603	2,650
Other current receivables	842	279
Accounts receivable	$ 167,328	150,183
Expected time period of collections of receivables	1 year
Owned vessels period we assume working capital contributions will not be repaid	12 months
Reserve for Expected Credit Losses	$ 0	0
Other related parties
Disclosure of transactions between related parties [line items]
Receivables from related parties	160,203	137,286
Other related parties | Scorpio LR2 Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from related parties	94,287	53,046
Other related parties | Scorpio MR Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from related parties	58,442	72,794
Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from related parties	4,356	6,919
Other related parties | Mercury Pool Limited
Disclosure of transactions between related parties [line items]
Receivables from related parties	3,111	4,053
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Receivables from related parties	$ 7	$ 474